Vanguard Russell 2000 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (12.6%)
* Penn National Gaming Inc.	60,067	1,971
* Stamps.com Inc.	8,893	1,762
Marriott Vacations Worldwide Corp.	18,275	1,642
* Murphy USA Inc.	12,961	1,505
* BJ's Wholesale Club Holdings Inc.	39,370	1,417
* Rh	6,514	1,413
TEGNA Inc.	116,966	1,371
* Meritage Homes Corp.	19,468	1,353
KB Home	37,241	1,232
* Taylor Morrison Home Corp. Class A	62,345	1,205
* Visteon Corp.	15,020	1,081
* TRI Pointe Group Inc.	74,271	1,064
Dana Inc.	77,649	981
* Adtalem Global Education Inc.	28,459	952
MDC Holdings Inc.	27,112	922
* Sally Beauty Holdings Inc.	62,820	819
Big Lots Inc.	20,982	813
* Adient plc	47,256	804
Callaway Golf Co.	50,344	771
* Central Garden & Pet Co. Class A	21,580	739
Office Depot Inc.	292,965	724
Jack in the Box Inc.	10,500	704
Cooper Tire & Rubber Co.	27,067	696
Acushnet Holdings Corp.	18,905	632
* Fitbit Inc.	98,332	623
PriceSmart Inc.	11,076	602
* WW International Inc.	25,098	600
Group 1 Automotive Inc.	9,454	595
* Laureate Education Inc. Class A	60,795	592
* Liberty Latin America Ltd. Class C	61,438	590
Lithia Motors Inc. Class A	4,665	563
* M/I Homes Inc.	14,785	495
* K12 Inc.	19,430	478
^ Bed Bath & Beyond Inc.	65,668	477
Scholastic Corp.	15,848	466
Wolverine World Wide Inc.	22,063	462
* American Axle & Manufacturing Holdings Inc.	59,981	426
* Gray Television Inc.	28,992	404
Abercrombie & Fitch Co.	33,657	391
Standard Motor Products Inc.	8,909	379
La-Z-Boy Inc.	14,121	363
* American Outdoor Brands Corp.	29,211	345
Sonic Automotive Inc. Class A	13,062	343
Matthews International Corp. Class A	16,246	336
* Vista Outdoor Inc.	31,242	303

	Signet Jewelers Ltd.	27,871	294
*	Overstock.com Inc.	15,939	293
*	MSG Networks Inc.	23,101	286
*	RealReal Inc.	20,732	278
	Winnebago Industries Inc.	4,958	270
*	Century Communities Inc.	9,076	268
	Kontoor Brands Inc.	18,162	266
*	Zumiez Inc.	10,653	260
*	Stoneridge Inc.	12,584	259
*	American Public Education Inc.	8,123	255
*	Quotient Technology Inc.	36,453	254
	EW Scripps Co.	29,200	253
*	Sportsman's Warehouse Holdings Inc.	22,651	253
*	SP Plus Corp.	12,251	250
*	G-III Apparel Group Ltd.	23,682	245
*	Liberty Latin America Ltd. Class A	24,342	243
	Guess? Inc.	24,554	235
	Oxford Industries Inc.	5,462	233
	Buckle Inc.	15,588	219
	National Presto Industries Inc.	2,423	218
*	MarineMax Inc.	10,839	206
*	elf Beauty Inc.	11,886	204
*	Central Garden & Pet Co.	5,535	203
*	Cars.com Inc.	31,542	195
*	Tenneco Inc. Class A	27,214	184
*	Rosetta Stone Inc.	9,476	176
*,^	Daily Journal Corp.	615	172
	Haverty Furniture Cos. Inc.	9,703	168
*	Hibbett Sports Inc.	8,616	166
	Carriage Services Inc. Class A	8,855	166
*	Michaels Cos. Inc.	42,369	164
	Marcus Corp.	12,103	163
^	Dillard's Inc. Class A	5,376	161
*	Motorcar Parts of America Inc.	10,108	160
	OneSpaWorld Holdings Ltd.	24,302	159
	Dine Brands Global Inc.	3,486	158
	Aaron's Inc.	4,221	156
	Caleres Inc.	21,335	153
*	Beazer Homes USA Inc.	15,564	153
	Wingstop Inc.	1,233	150
*	El Pollo Loco Holdings Inc.	10,678	148
*,^	GameStop Corp. Class A	35,672	145
^	AMC Entertainment Holdings Inc.	27,673	142
	Ethan Allen Interiors Inc.	12,443	141
*	Genesco Inc.	7,520	139
*	Green Brick Partners Inc.	12,479	134
	Designer Brands Inc. Class A	21,497	132
*	Meritor Inc.	6,464	132
	Brinker International Inc.	4,910	129
	Shoe Carnival Inc.	4,866	126
*	Regis Corp.	11,763	124
*	Lumber Liquidators Holdings Inc.	12,191	121
	Winmark Corp.	838	121
*	WillScot Corp.	9,000	120
*,^	Eros International plc	36,269	117
	Cato Corp. Class A	12,059	117
*	At Home Group Inc.	24,045	114

	Entercom Communications Corp. Class A	64,450	108
*	Chuy's Holdings Inc .	6,550	105
	Papa John's International Inc.	1,320	103
*	Hudson Ltd. Class A	20,388	103
*	Fiesta Restaurant Group Inc.	12,285	101
*	Del Taco Restaurants Inc.	16,175	99
*	Cooper-Standard Holdings Inc.	9,149	96
*	Red Robin Gourmet Burgers Inc.	6,835	95
	Johnson Outdoors Inc. Class A	1,217	94
	Citi Trends Inc.	5,770	94
	Hooker Furniture Corp.	5,711	93
	Tribune Publishing Co.	9,543	91
	Movado Group Inc.	8,547	90
*	Houghton Mifflin Harcourt Co.	56,883	87
	Chico's FAS Inc.	63,483	86
	Tupperware Brands Corp.	26,170	85
	Gannett Co. Inc.	64,288	84
*	Denny's Corp.	7,615	83
	National CineMedia Inc.	30,025	83
*	Liquidity Services Inc.	14,449	82
	Boyd Gaming Corp.	3,804	81
*	Century Casinos Inc.	14,809	81
	Rocky Brands Inc.	3,774	78
*	Fossil Group Inc.	25,590	78
*	Carrols Restaurant Group Inc.	17,667	76
	American Eagle Outfitters Inc.	8,193	75
*	Conn's Inc.	10,277	74
	RCI Hospitality Holdings Inc.	4,633	67
*	Express Inc.	33,588	66
	Weyco Group Inc.	3,214	60
	Tilly's Inc. Class A	11,625	59
*	Stitch Fix Inc. Class A	2,513	58
	Escalade Inc.	5,700	57
	Nathan's Famous Inc.	1,010	57
*	Golden Entertainment Inc	4,586	56
*	Vera Bradley Inc.	10,449	55
	Clarus Corp.	5,213	55
*,^	Hertz Global Holdings Inc.	54,353	54
	Saga Communications Inc. Class A	2,010	53
*	Purple Innovation Inc. Class A	3,717	53
	Sturm Ruger & Co. Inc.	834	52
*	Monarch Casino & Resort Inc.	1,227	49
*	Gaia Inc.	5,687	45
*	Delta Apparel Inc.	3,508	43
	Superior Group of Cos. Inc.	4,280	43
*	ZAGG Inc.	13,494	40
*	Sleep Number Corp.	1,289	40
	Entravision Communications Corp. Class A	26,741	40
	Flexsteel Industries Inc.	3,982	40
*	Cumulus Media Inc. Class A	7,572	39
	Lifetime Brands Inc.	6,640	38
*	Lands' End Inc.	5,692	36
*	Party City Holdco Inc.	27,360	35
	Systemax Inc.	1,660	35
*	OneWater Marine Inc.	2,333	34
*	Barnes & Noble Education Inc.	21,894	34
*	Lee Enterprises Inc.	28,840	32

*	Universal Electronics Inc.	694	31
	Bassett Furniture Industries Inc.	4,866	31
*	Reading International Inc. Class A	8,273	29
*	J Alexander's Holdings Inc.	6,819	29
*	Marchex Inc. Class B	18,478	29
	Emerald Holding Inc.	12,601	28
*	GoPro Inc. Class A	5,709	27
*	Boston Omaha Corp. Class A	1,640	27
*	Legacy Housing Corp.	1,955	25
	Interface Inc.	2,922	25
*	Potbelly Corp.	11,113	23
*	Hemisphere Media Group Inc.	2,306	23
*	Container Store Group Inc.	7,853	22
*	Red Lion Hotels Corp.	12,226	21
*	Casper Sleep Inc.	2,960	21
	Clear Channel Outdoor Holdings Inc.	18,487	18
	Bluegreen Vacations Corp.	3,501	15
	CompX International Inc.	824	12
*	Kura Sushi USA Inc. Class A	752	11
*	Vince Holding Corp.	1,490	9
*	RTW Retailwinds Inc.	14,851	7
*,^	Ascena Retail Group Inc.	3,871	6
	Collectors Universe Inc.	272	6
*	Leaf Group Ltd.	2,122	6
*,^	J Jill Inc.	8,409	5
*,^	Revlon Inc. Class A	488	5
*	Drive Shack Inc.	2,632	5
*	Biglari Holdings Inc. Class B	68	4
^	Tailored Brands Inc.	2,785	4
*	Fluent Inc.	1,761	3
*	Inspired Entertainment Inc.	418	1
			51,495
Consumer Staples (2.8%)
*	Darling Ingredients Inc.	88,305	2,058
*	Edgewell Personal Care Co.	29,106	885
*	Hostess Brands Inc.	64,163	775
*	Simply Good Foods Co.	44,472	757
*	Cal-Maine Foods Inc.	16,970	756
	B&G Foods Inc.	30,833	716
	Universal Corp.	12,999	573
*	United Natural Foods Inc.	28,739	563
	Lancaster Colony Corp.	2,785	427
	SpartanNash Co.	19,328	414
	Fresh Del Monte Produce Inc.	16,439	409
*,^	Rite Aid Corp.	29,766	391
	Ingles Markets Inc. Class A	7,611	324
	Weis Markets Inc.	5,149	287
	PetMed Express Inc.	7,436	268
	Sanderson Farms Inc.	1,708	226
	Andersons Inc.	16,936	220
*	BellRing Brands Inc. Class A	8,714	175
*	Landec Corp.	13,993	149
*	Seneca Foods Corp. Class A	3,558	130
	Village Super Market Inc. Class A	4,514	108
	Oil-Dri Corp. of America	2,834	100
	Alico Inc.	2,904	93
*	Craft Brew Alliance Inc.	5,765	87

	Limoneira Co.	6,019	80
	Natural Grocers by Vitamin Cottage Inc.	5,043	73
*	Nature's Sunshine Products Inc.	4,806	47
*	Farmer Bros Co.	5,528	43
	Vector Group Ltd.	3,414	39
	Tootsie Roll Industries Inc.	1,035	37
*	cbdMD Inc.	22,099	33
*,^	GNC Holdings Inc.	41,632	31
*,^	Pyxus International Inc.	4,158	12
*	Greenlane Holdings Inc. Class A	241	1
			11,287
Energy (3.9%)
*	CNX Resources Corp.	100,367	1,023
	Arcosa Inc.	26,145	998
	World Fuel Services Corp.	34,702	884
*	Southwestern Energy Co.	291,606	878
	Delek US Holdings Inc.	39,695	781
*	PDC Energy Inc.	53,549	652
*	Dril-Quip Inc.	19,465	592
*,^	Renewable Energy Group Inc.	19,796	563
	Archrock Inc.	71,005	451
*	NOW Inc.	58,025	432
*	Matador Resources Co.	54,698	429
	Warrior Met Coal Inc.	27,785	391
	Golar LNG Ltd.	46,786	371
*	Oceaneering International Inc.	53,946	346
*	Magnolia Oil & Gas Corp. Class A	55,534	308
*	SunPower Corp.	40,103	290
	Arch Coal Inc. Class A	8,095	267
*	Helix Energy Solutions Group Inc.	77,242	260
*	Ameresco Inc. Class A	12,025	258
	NexTier Oilfield Solutions Inc.	86,426	251
*	Bloom Energy Corp. Class A	29,713	239
	SM Energy Co.	61,107	215
	CVR Energy Inc.	9,333	190
*	Select Energy Services Inc. Class A	30,712	182
*	Par Pacific Holdings Inc.	19,435	181
*	REX American Resources Corp.	3,027	178
*	Bonanza Creek Energy Inc.	10,188	172
*	Green Plains Inc.	19,010	163
*	Matrix Service Co.	13,941	154
*	Oil States International Inc.	36,197	153
*	Clean Energy Fuels Corp.	70,439	147
	Berry Corp.	33,702	143
	Nabors Industries Ltd.	3,801	141
*,^	Callon Petroleum Co.	210,362	141
	SunCoke Energy Inc.	39,603	135
*	W&T Offshore Inc.	50,951	133
*	Talos Energy Inc.	10,825	132
*	Frank's International NV	57,873	130
*	Gulfport Energy Corp.	85,996	130
*	Northern Oil and Gas Inc.	161,700	126
	QEP Resources Inc.	129,534	111
	Peabody Energy Corp.	34,696	109
*	Tidewater Inc.	21,535	103
*	Exterran Corp.	15,689	101
	Liberty Oilfield Services Inc. Class A	19,452	100

*	Newpark Resources Inc.	48,097	97
*	RPC Inc.	30,174	96
*	CONSOL Energy Inc.	13,643	93
*	ProPetro Holding Corp.	18,035	89
*	Laredo Petroleum Inc.	103,672	88
	Brigham Minerals Inc. Class A	5,812	77
*,^	Oasis Petroleum Inc.	165,736	76
*	Trecora Resources	11,607	74
*	National Energy Services Reunited Corp.	12,701	72
*	Penn Virginia Corp.	8,006	70
*	Montage Resources Corp.	11,026	67
*,^	Denbury Resources Inc.	250,137	53
*	Geospace Technologies Corp.	6,753	53
	NACCO Industries Inc. Class A	1,909	50
*	Era Group Inc.	9,956	50
*	Comstock Resources Inc.	8,308	45
*	Natural Gas Services Group Inc.	6,585	41
	Falcon Minerals Corp.	16,441	41
*	Contura Energy Inc.	9,684	37
*,^	California Resources Corp.	25,161	33
*,^	Whiting Petroleum Corp.	46,900	33
	Panhandle Oil and Gas Inc. Class A	7,609	32
*	Earthstone Energy Inc. Class A	10,616	32
*	Flotek Industries Inc.	26,527	26
*	SandRidge Energy Inc.	15,756	25
*	TETRA Technologies Inc.	61,680	20
*	Ring Energy Inc.	16,965	20
*	Noble Corp. plc	132,058	17
*	SEACOR Marine Holdings Inc.	10,374	16
*	KLX Energy Services Holdings Inc.	10,824	16
*	Nine Energy Service Inc.	7,842	16
*,^	Abraxas Petroleum Corp.	78,192	15
*,^	Seadrill Ltd.	29,569	14
*	HighPoint Resources Corp.	55,398	13
*	SilverBow Resources Inc.	3,290	12
*,^	Extraction Oil & Gas Inc.	42,480	12
*	Goodrich Petroleum Corp.	1,482	12
*	Forum Energy Technologies Inc.	40,803	12
*	Smart Sand Inc.	10,634	11
*	Ramaco Resources Inc.	3,981	11
*	Covia Holdings Corp.	20,287	10
*	Mammoth Energy Services Inc.	6,933	9
*	Chaparral Energy Inc. Class A	15,148	8
*,^	Independence Contract Drilling Inc.	1,187	7
	Amplify Energy Corp.	6,459	7
	Hallador Energy Co.	10,011	7
*,^	Pacific Drilling SA	14,883	6
*	PrimeEnergy Resources Corp.	64	5
	Evolution Petroleum Corp.	1,799	4
*	NCS Multistage Holdings Inc.	5,696	3
*	FTS International Inc.	436	3
*	US Well Services Inc.	2,063	1
*	RigNet Inc.	837	1
			15,872
Financial Services (38.1%)
	Rexford Industrial Realty Inc.	61,128	2,433
	Healthcare Realty Trust Inc.	71,194	2,186

STAG Industrial Inc.	80,523	2,166
First Industrial Realty Trust Inc.	53,922	2,043
United Bankshares Inc.	66,682	1,939
Physicians Realty Trust	101,502	1,753
Radian Group Inc.	108,841	1,728
Stifel Financial Corp.	35,723	1,704
Valley National Bancorp	208,437	1,663
Glacier Bancorp Inc.	39,928	1,645
Terreno Realty Corp.	31,942	1,635
Blackstone Mortgage Trust Inc. Class A	68,932	1,626
Community Bank System Inc.	27,325	1,624
* Cannae Holdings Inc.	39,731	1,463
Sabra Health Care REIT Inc.	108,532	1,461
Agree Realty Corp.	22,308	1,400
CVB Financial Corp.	71,742	1,400
Lexington Realty Trust	129,990	1,263
Old National Bancorp	90,912	1,235
UMB Financial Corp.	23,853	1,223
PotlatchDeltic Corp.	35,610	1,210
Home BancShares Inc.	83,443	1,207
IBERIABANK Corp.	28,093	1,191
BancorpSouth Bank	53,363	1,186
CNO Financial Group Inc.	79,464	1,140
Independent Bank Corp.	16,202	1,126
Piedmont Office Realty Trust Inc. Class A	67,363	1,124
Cathay General Bancorp	41,267	1,122
Washington Federal Inc.	41,740	1,079
Sunstone Hotel Investors Inc.	120,837	1,069
Investors Bancorp Inc.	122,424	1,063
American Equity Investment Life Holding Co.	48,419	1,050
CenterState Bank Corp.	64,861	1,025
Hancock Whitney Corp.	46,546	1,006
Atlantic Union Bankshares Corp.	42,968	995
Washington REIT	44,201	969
Fulton Financial Corp.	86,196	966
Pebblebrook Hotel Trust	69,964	956
South State Corp.	17,998	946
Columbia Banking System Inc.	38,751	944
RLJ Lodging Trust	90,963	938
International Bancshares Corp.	29,871	919
Hannon Armstrong Sustainable Infrastructure Capital Inc.	31,674	919
Selective Insurance Group Inc.	17,169	901
Essent Group Ltd.	26,913	889
Simmons First National Corp. Class A	51,274	879
Capitol Federal Financial Inc.	71,208	835
* Genworth Financial Inc.	272,040	830
* PRA Group Inc.	24,192	825
Trustmark Corp.	34,558	822
First Merchants Corp.	28,965	813
Horace Mann Educators Corp.	22,104	807
Easterly Government Properties Inc.	30,983	777
CoreCivic Inc.	64,159	772
WSFS Financial Corp.	27,358	757
United Community Banks Inc.	38,721	757
First Midwest Bancorp Inc.	57,696	753
WesBanco Inc.	34,853	747
* Enstar Group Ltd.	5,101	726

Renasant Corp.	29,993	723
NBT Bancorp Inc.	22,941	719
National Health Investors Inc.	12,944	718
Mack-Cali Realty Corp.	46,691	710
Banner Corp.	18,821	707
Hilltop Holdings Inc.	37,656	704
First Financial Bancorp	52,344	696
Pacific Premier Bancorp Inc.	31,778	687
Apollo Commercial Real Estate Finance Inc.	82,834	682
Global Net Lease Inc.	48,379	679
Westamerica BanCorp	11,470	676
Towne Bank	35,697	673
Ameris Bancorp	27,611	669
Industrial Logistics Properties Trust	34,880	654
FGL Holdings	78,050	651
DiamondRock Hospitality Co.	108,654	651
Office Properties Income Trust	25,716	650
First Interstate BancSystem Inc. Class A	20,366	636
First BanCorp	115,271	631
AMERISAFE Inc.	10,237	628
Hope Bancorp Inc.	64,618	614
Northwest Bancshares Inc.	61,391	611
Safety Insurance Group Inc.	7,917	604
Urban Edge Properties	61,696	602
Essential Properties Realty Trust Inc.	43,694	596
Heartland Financial USA Inc.	18,616	596
PennyMac Mortgage Investment Trust	52,933	583
Retail Opportunity Investments Corp.	61,224	575
Monmouth Real Estate Investment Corp.	43,157	560
Independent Bank Group Inc.	14,526	550
Xenia Hotels & Resorts Inc.	60,956	549
Cadence BanCorp Class A	67,624	546
Flagstar Bancorp Inc.	18,582	544
Acadia Realty Trust	46,097	541
Argo Group International Holdings Ltd.	17,477	536
Eagle Bancorp Inc.	16,479	533
Park National Corp.	7,116	533
Walker & Dunlop Inc.	13,130	532
* Encore Capital Group Inc.	16,560	526
Employers Holdings Inc.	16,947	507
Tompkins Financial Corp.	7,752	499
First Busey Corp.	27,580	494
* Seacoast Banking Corp . of Florida	22,633	492
City Holding Co.	7,747	487
Southside Bancshares Inc.	17,167	484
Independence Realty Trust Inc.	48,896	484
Getty Realty Corp.	17,991	479
Waddell & Reed Financial Inc. Class A	36,623	478
Nelnet Inc. Class A	9,639	475
Bank of NT Butterfield & Son Ltd.	19,108	467
OceanFirst Financial Corp.	27,501	459
Diversified Healthcare Trust	127,186	455
Kennedy-Wilson Holdings Inc.	32,467	455
S&T Bancorp Inc.	20,387	453
Sandy Spring Bancorp Inc.	18,549	450
Investors Real Estate Trust	6,290	446
Ladder Capital Corp.	55,166	439

* INTL. FCStone Inc.	8,545	436
Kite Realty Group Trust	44,555	432
Great Western Bancorp Inc.	30,338	432
Provident Financial Services Inc.	32,926	429
First Commonwealth Financial Corp.	52,205	427
Piper Sandler Cos.	7,115	424
Alexander & Baldwin Inc.	36,794	420
New York Mortgage Trust Inc.	200,443	417
German American Bancorp Inc.	13,297	412
TriCo Bancshares	14,416	409
First Bancorp	15,717	400
ProAssurance Corp.	28,615	395
LTC Properties Inc.	10,719	395
* Columbia Financial Inc.	27,965	394
American Finance Trust Inc.	53,706	393
Brookline Bancorp Inc.	42,156	392
Stewart Information Services Corp.	12,549	387
Enterprise Financial Services Corp.	13,025	383
BancFirst Corp.	9,976	380
PennyMac Financial Services Inc.	11,217	377
Heritage Financial Corp.	19,676	374
Realogy Holdings Corp.	61,267	371
Artisan Partners Asset Management Inc. Class A	12,488	362
Safehold Inc.	6,409	351
Summit Hotel Properties Inc.	55,650	348
* St. Joe Co.	17,890	344
OFG Bancorp	27,183	330
Veritex Holdings Inc.	18,645	327
* Ambac Financial Group Inc.	24,339	327
TrustCo Bank Corp. NY	51,259	323
James River Group Holdings Ltd.	8,338	322
Redwood Trust Inc.	59,882	320
First Defiance Financial Corp.	18,534	308
Boston Private Financial Holdings Inc.	44,244	304
Franklin Street Properties Corp.	55,802	298
Stock Yards Bancorp Inc.	8,685	296
National General Holdings Corp.	14,526	295
Bryn Mawr Bank Corp.	10,605	294
Brightsphere Investment Group Inc.	35,149	293
* Third Point Reinsurance Ltd.	39,748	293
Lakeland Bancorp Inc.	26,032	289
Virtus Investment Partners Inc.	3,051	284
HomeStreet Inc.	11,826	282
National Bank Holdings Corp. Class A	10,690	281
United Fire Group Inc.	10,399	279
* Nicolet Bankshares Inc.	4,955	277
Community Trust Bancorp Inc.	8,320	273
Camden National Corp.	8,110	272
PJT Partners Inc.	4,936	270
RE/MAX Holdings Inc.	9,606	269
ConnectOne Bancorp Inc.	18,200	267
City Office REIT Inc.	28,711	266
Banc of California Inc.	24,250	266
Berkshire Hills Bancorp Inc.	24,145	261
1st Source Corp.	7,535	261
Washington Trust Bancorp Inc.	8,127	260
Capstead Mortgage Corp.	51,203	259

Allegiance Bancshares Inc.	10,073	258
* MBIA Inc.	36,336	257
Northfield Bancorp Inc.	23,533	257
Meridian Bancorp Inc.	22,223	256
Univest Financial Corp.	15,442	254
* Axos Financial Inc.	11,382	248
ARMOUR Residential REIT Inc.	31,578	247
^ Invesco Mortgage Capital Inc.	89,216	247
Bank of Marin Bancorp	7,259	244
CareTrust REIT Inc.	13,075	244
Kearny Financial Corp.	28,328	243
RPT Realty	42,006	242
QCR Holdings Inc.	7,927	241
Great Southern Bancorp Inc.	5,909	240
* Bancorp Inc.	27,037	238
National Western Life Group Inc. Class A	1,214	238
* Mr Cooper Group Inc.	21,313	238
Dime Community Bancshares Inc.	16,464	238
* CrossFirst Bankshares Inc.	24,234	236
Opus Bank	11,775	229
Gladstone Commercial Corp.	12,766	229
First Financial Corp.	6,387	224
Global Medical REIT Inc.	20,909	224
Central Pacific Financial Corp.	13,642	220
Ellington Financial Inc.	21,546	220
KKR Real Estate Finance Trust Inc.	13,570	220
Peoples Bancorp Inc.	9,683	218
Heritage Commerce Corp.	26,648	217
Colony Credit Real Estate Inc.	43,762	217
Federal Agricultural Mortgage Corp. Class C	3,374	216
First Community Bankshares Inc.	10,107	216
First Foundation Inc.	14,426	215
Origin Bancorp Inc.	10,258	214
First Bancshares Inc.	10,053	213
B Riley Financial Inc.	11,037	212
CatchMark Timber Trust Inc. Class A	26,431	207
Horizon Bancorp Inc.	20,009	205
Arrow Financial Corp.	6,879	201
Urstadt Biddle Properties Inc. Class A	15,763	201
First Mid Bancshares Inc.	7,816	199
Front Yard Residential Corp.	26,498	199
CBTX Inc.	9,721	198
Mercantile Bank Corp.	8,637	198
Banco Latinoamericano de Comercio Exterior SA	16,660	197
Preferred Bank	5,171	194
People's Utah Bancorp	7,822	194
TPG RE Finance Trust Inc.	26,048	193
* LendingClub Corp.	36,019	193
Live Oak Bancshares Inc.	14,194	192
Peapack-Gladstone Financial Corp.	10,081	190
First of Long Island Corp.	12,370	189
Universal Insurance Holdings Inc.	10,555	189
Bridge Bancorp Inc.	8,850	188
FBL Financial Group Inc. Class A	5,200	186
Armada Hoffler Properties Inc.	20,724	179
Franklin Financial Network Inc.	7,133	176
Waterstone Financial Inc.	11,764	175

	State Auto Financial Corp.	8,642	172
	Preferred Apartment Communities Inc. Class A	24,617	172
*	TriState Capital Holdings Inc.	11,505	172
*	Green Dot Corp. Class A	4,446	170
*	Customers Bancorp Inc.	15,249	169
	Chatham Lodging Trust	24,830	168
	Republic Bancorp Inc. Class A	5,218	167
	Flushing Financial Corp.	14,478	164
	Bar Harbor Bankshares	8,287	163
	ServisFirst Bancshares Inc.	4,672	163
	Farmers National Banc Corp.	13,766	162
*	Tejon Ranch Co.	11,257	161
*,^	Citizens Inc. Class A	26,534	161
	Midland States Bancorp Inc.	10,725	161
	Heritage Insurance Holdings Inc.	12,746	160
	Moelis & Co. Class A	4,741	159
	Dynex Capital Inc.	12,152	156
*	Triumph Bancorp Inc.	6,327	155
	Byline Bancorp Inc.	12,638	154
	Orchid Island Capital Inc.	36,537	152
	Lakeland Financial Corp.	3,567	152
	Community Healthcare Trust Inc.	4,133	151
*	FRP Holdings Inc.	3,749	148
	HCI Group Inc.	3,293	148
	Financial Institutions Inc.	8,324	147
	Capital City Bank Group Inc.	7,208	147
	Jernigan Capital Inc.	12,124	146
	Gladstone Land Corp.	9,967	145
	American National Bankshares Inc.	5,769	143
	Sierra Bancorp	7,584	143
*	EZCORP Inc. Class A	27,614	142
*	Forestar Group Inc.	9,348	142
	Granite Point Mortgage Trust Inc.	28,488	140
*	Watford Holdings Ltd.	9,422	139
*	Donnelley Financial Solutions Inc.	17,060	139
	Meta Financial Group Inc.	7,543	137
*	Amerant Bancorp Inc.	10,405	136
	WisdomTree Investments Inc.	45,133	135
	Hanmi Financial Corp.	14,726	133
	One Liberty Properties Inc.	8,372	133
	CNB Financial Corp.	7,417	131
	Ares Commercial Real Estate Corp.	17,620	131
*	Equity Bancshares Inc. Class A	8,048	131
*	Seritage Growth Properties	16,407	129
	Whitestone REIT	20,598	127
	Civista Bancshares Inc.	8,245	126
*	Bridgewater Bancshares Inc.	12,043	125
	Citizens & Northern Corp.	6,467	124
	Ready Capital Corp.	21,122	124
	Peoples Financial Services Corp.	3,732	123
	MidWestOne Financial Group Inc.	6,396	123
	West BanCorp Inc.	6,874	121
	Old Second Bancorp Inc.	15,622	120
*	Atlantic Capital Bancshares Inc.	10,549	120
	Farmers & Merchants Bancorp Inc.	5,474	119
	First Bancorp Inc.	5,565	115
	Independent Bank Corp.	8,250	114

ACNB Corp.	4,586	114
RBB Bancorp	8,857	114
Cambridge Bancorp	1,958	114
Guaranty Bancshares Inc.	4,441	113
FB Financial Corp.	4,780	113
Enterprise Bancorp Inc.	4,893	113
* Southern First Bancshares Inc.	3,873	113
Oppenheimer Holdings Inc. Class A	5,224	111
Luther Burbank Corp.	10,751	111
* Greenlight Capital Re Ltd. Class A	15,231	110
CTO Realty Growth Inc.	2,636	110
* Metropolitan Bank Holding Corp.	3,856	108
Southern National Bancorp of Virginia Inc.	10,656	107
* Assetmark Financial Holdings Inc.	4,003	107
National Bankshares Inc.	3,467	107
Cowen Inc.	8,170	107
Territorial Bancorp Inc.	4,114	105
Farmland Partners Inc.	15,046	104
iStar Inc.	9,429	103
SmartFinancial Inc.	6,686	103
Red River Bancshares Inc.	2,539	102
* Rafael Holdings Inc. Class B	5,873	102
Macatawa Bank Corp.	13,648	101
PCSB Financial Corp.	7,525	101
Summit Financial Group Inc.	5,958	100
Business First Bancshares Inc.	6,818	99
Home Bancorp Inc.	4,150	99
First Capital Inc.	1,594	98
Ames National Corp.	4,873	98
Century Bancorp Inc. Class A	1,284	97
LCNB Corp.	6,462	96
Southern Missouri Bancorp Inc.	3,929	96
Retail Value Inc.	8,153	94
Metrocity Bankshares Inc.	8,154	94
Hersha Hospitality Trust Class A	18,503	93
* Cardtronics plc Class A	3,780	91
Premier Financial Bancorp Inc.	6,890	91
Global Indemnity Ltd.	3,742	91
* Spirit of Texas Bancshares Inc.	7,507	90
Central Valley Community Bancorp	5,904	89
Capstar Financial Holdings Inc.	7,703	89
HomeTrust Bancshares Inc.	5,744	89
CorePoint Lodging Inc.	22,345	88
BCB Bancorp Inc.	9,175	88
Carter Bank & Trust	12,437	88
United Insurance Holdings Corp.	10,769	84
Tiptree Inc.	13,806	84
* World Acceptance Corp.	1,254	83
* Enova International Inc.	5,875	83
Amalgamated Bank Class A	7,316	82
Donegal Group Inc. Class A	5,703	81
Merchants Bancorp	4,751	81
FS Bancorp Inc.	1,913	81
Northrim BanCorp Inc.	3,493	81
Anworth Mortgage Asset Corp.	54,831	80
First Internet Bancorp	4,941	79
* PICO Holdings Inc.	9,474	79

Investors Title Co.	628	79
Norwood Financial Corp.	3,214	79
Independence Holding Co.	2,703	79
Penns Woods Bancorp Inc.	3,634	78
Parke Bancorp Inc.	5,492	76
Westwood Holdings Group Inc.	4,267	76
Great Ajax Corp.	9,200	75
Orrstown Financial Services Inc.	5,578	75
SB One Bancorp	4,413	75
First Choice Bancorp	5,325	75
* NI Holdings Inc.	4,969	74
* BRP Group Inc. Class A	6,005	74
South Plains Financial Inc.	5,568	73
* Richmond Mutual BanCorp Inc.	6,501	72
MVB Financial Corp.	5,070	72
Reliant Bancorp Inc.	5,132	72
* FVCBankcorp Inc.	6,440	72
First Business Financial Services Inc.	4,313	71
* Howard Bancorp Inc.	6,923	71
CorEnergy Infrastructure Trust Inc.	7,117	71
Northeast Bank	4,128	71
New Senior Investment Group Inc.	24,424	71
Cherry Hill Mortgage Investment Corp.	8,178	71
ESSA Bancorp Inc.	4,912	70
Timberland Bancorp Inc.	3,904	70
BankFinancial Corp.	7,636	69
First Bank	9,281	69
Bank of Commerce Holdings	9,058	69
Community Bankers Trust Corp.	12,231	69
Western New England Bancorp Inc.	13,009	69
Mid Penn Bancorp Inc.	3,632	68
Protective Insurance Corp. Class B	4,903	68
C&F Financial Corp.	1,874	68
Hingham Institution For Savings The	411	67
Shore Bancshares Inc.	6,726	67
Evans Bancorp Inc.	2,735	67
* MMA Capital Holdings Inc.	2,649	66
Codorus Valley Bancorp Inc.	4,947	66
GAIN Capital Holdings Inc.	10,116	64
CIM Commercial Trust Corp.	6,408	63
First Northwest Bancorp	4,663	63
Bank of Princeton	3,052	63
1st Constitution Bancorp	4,906	63
Community Financial Corp.	2,656	63
^ Washington Prime Group Inc.	97,927	63
* Select Bancorp Inc.	8,280	62
Hawthorn Bancshares Inc.	3,151	62
BRT Apartments Corp.	5,453	61
BBX Capital Corp.	33,453	60
* HarborOne Bancorp Inc.	7,338	58
Universal Health Realty Income Trust	622	58
HBT Financial Inc.	4,528	58
PCB Bancorp	6,338	57
Western Asset Mortgage Capital Corp.	28,840	57
Franklin Financial Services Corp.	2,276	57
Prudential Bancorp Inc.	4,558	56
* Stratus Properties Inc.	3,265	55

	Riverview Bancorp Inc.	11,028	55
	Unity Bancorp Inc.	3,810	55
*	Ocwen Financial Corp.	73,572	54
	Ohio Valley Banc Corp.	2,168	54
	Bankwell Financial Group Inc.	3,685	54
	Braemar Hotels & Resorts Inc.	15,845	54
*	Republic First Bancorp Inc.	22,647	54
	Sculptor Capital Management Inc. Class A	4,254	53
*	MainStreet Bancshares Inc.	3,940	52
*	Pioneer Bancorp Inc.	5,411	52
*	Capital Bancorp Inc.	4,506	51
	Level One Bancorp Inc.	2,694	51
*	Baycom Corp.	3,800	50
	Mackinac Financial Corp.	4,760	50
	FNCB Bancorp Inc.	8,924	50
	Colony Bankcorp Inc.	3,878	49
	Arlington Asset Investment Corp. Class A	19,863	48
	Oak Valley Bancorp	3,437	47
	Chemung Financial Corp.	1,867	47
	Associated Capital Group Inc. Class A	1,098	45
	OP Bancorp	7,029	45
	Investar Holding Corp.	3,356	44
	United Security Bancshares	7,087	43
	Provident Financial Holdings Inc.	3,354	43
	Peoples Bancorp of North Carolina Inc.	2,432	43
*	Marcus & Millichap Inc.	1,520	42
^	AG Mortgage Investment Trust Inc.	16,897	42
	First Financial Northwest Inc.	4,130	40
*	Cushman & Wakefield plc	3,871	40
*	Altisource Portfolio Solutions SA	2,757	39
*	Malvern Bancorp Inc.	3,298	39
*	Pacific Mercantile Bancorp	10,071	38
	UMH Properties Inc.	3,065	38
*	PDL Community Bancorp	4,226	38
	Provident Bancorp Inc.	4,319	37
	FedNat Holding Co.	2,998	37
*	Regional Management Corp.	2,297	36
*	Esquire Financial Holdings Inc.	2,107	36
^	Ashford Hospitality Trust Inc.	51,707	36
	Fidelity D&D Bancorp Inc.	923	35
	Newmark Group Inc. Class A	8,085	34
	First Guaranty Bancshares Inc.	2,775	33
	Cedar Realty Trust Inc.	44,166	33
	Exantas Capital Corp.	15,863	32
	Union Bankshares Inc.	1,565	31
*,^	CBL & Associates Properties Inc.	86,461	26
*	Professional Holding Corp. Class A	1,797	25
	Sterling Bancorp Inc.	8,759	25
*	Medallion Financial Corp.	10,697	25
*	On Deck Capital Inc.	32,481	24
	Marlin Business Services Corp.	3,199	24
*	ProSight Global Inc.	2,679	24
^	Pennsylvania REIT	19,407	22
*	Silvergate Capital Corp. Class A	1,497	22
	Griffin Industrial Realty Inc.	513	21
	Diamond Hill Investment Group Inc.	194	20
*	Oportun Financial Corp.	2,018	19

*	Coastal Financial Corp.	1,504	19
	Bank7 Corp.	1,743	18
	Saul Centers Inc.	554	17
*	Hallmark Financial Services Inc.	6,659	16
	Alerus Financial Corp.	828	15
*	Maui Land & Pineapple Co. Inc.	1,409	15
*	Velocity Financial Inc.	3,515	14
	Bank First Corp.	201	13
*	Transcontinental Realty Investors Inc.	531	11
*	American Realty Investors Inc.	1,233	9
	Greene County Bancorp Inc.	403	9
	Crawford & Co. Class B	1,334	8
*	GWG Holdings Inc.	863	7
*	Elevate Credit Inc.	3,269	6
	GAMCO Investors Inc. Class A	243	3
*	Avalon GloboCare Corp.	1,308	2
	Value Line Inc.	38	1
			155,096
Health Care (6.7%)
*	Syneos Health Inc.	31,054	1,894
*	Prestige Consumer Healthcare Inc.	27,109	1,144
*	Reata Pharmaceuticals Inc. Class A	7,052	1,025
	Patterson Cos. Inc.	44,954	885
*	Ligand Pharmaceuticals Inc.	7,705	783
*	Akebia Therapeutics Inc.	63,609	740
*	Avanos Medical Inc.	25,457	740
	Luminex Corp.	22,602	704
*	Allscripts Healthcare Solutions Inc.	86,768	548
*	Arcus Biosciences Inc.	17,402	546
*	Novavax Inc.	10,953	504
*	Myriad Genetics Inc.	33,778	491
*	OraSure Technologies Inc.	32,974	479
*,^	OPKO Health Inc.	206,710	471
*	Endo International plc	114,365	441
	National HealthCare Corp.	6,580	441
*	Mersana Therapeutics Inc.	19,371	439
*	Acceleron Pharma Inc.	4,168	412
*	Magellan Health Inc.	5,235	393
*	Integer Holdings Corp.	4,679	370
*	Coherus Biosciences Inc.	19,718	368
*	Brookdale Senior Living Inc.	98,971	362
*	Immunomedics Inc.	10,234	344
*	Arena Pharmaceuticals Inc.	5,619	336
*	Meridian Bioscience Inc.	20,762	321
*	Hanger Inc.	16,288	299
*	Intra-Cellular Therapies Inc.	14,192	296
*	LivaNova plc	5,524	295
*	Evolent Health Inc. Class A	31,023	275
*	Tivity Health Inc.	25,387	270
*	Assembly Biosciences Inc.	13,685	267
*	MacroGenics Inc.	13,589	261
	Owens & Minor Inc.	32,963	261
*	Bridgebio Pharma Inc.	8,478	249
*	Ardelyx Inc.	33,415	245
*	Triple-S Management Corp. Class B	12,249	244
*	Anika Therapeutics Inc.	7,187	241
*	Livongo Health Inc.	3,960	237

*	Prothena Corp. plc	21,614	230
*	Viking Therapeutics Inc.	31,498	225
*	Option Care Health Inc.	14,696	223
*	Varex Imaging Corp.	11,429	214
*	Sangamo Therapeutics Inc.	17,982	201
*	AngioDynamics Inc.	19,656	201
*	HealthStream Inc.	8,681	198
*	PDL BioPharma Inc.	60,402	198
*	Epizyme Inc.	11,196	196
*	ImmunoGen Inc.	40,932	192
*	1Life Healthcare Inc.	5,684	184
*	Geron Corp.	104,095	168
*	Surgery Partners Inc.	12,099	162
*	Concert Pharmaceuticals Inc.	14,657	156
*	Calithera Biosciences Inc.	26,373	154
	Computer Programs and Systems Inc.	6,812	151
*	Community Health Systems Inc.	46,092	145
*	FibroGen Inc.	4,334	145
*	AMAG Pharmaceuticals Inc.	18,217	140
*	Lannett Co. Inc.	17,593	135
*	Gossamer Bio Inc.	10,648	129
*	SeaSpine Holdings Corp.	12,107	129
*,^	Mallinckrodt plc	45,484	128
*	G1 Therapeutics Inc.	7,495	127
	Invacare Corp.	18,260	112
*	Karuna Therapeutics Inc.	1,183	111
*	Intellia Therapeutics Inc.	6,312	111
*	Aeglea BioTherapeutics Inc.	12,251	108
*	Abeona Therapeutics Inc.	30,108	100
*	Five Prime Therapeutics Inc.	18,583	99
*	Revance Therapeutics Inc.	4,710	98
*	TG Therapeutics Inc.	4,830	90
*	Progyny Inc.	3,599	90
*	RTI Surgical Holdings Inc.	30,095	82
*	Chimerix Inc.	25,863	81
*	Tenet Healthcare Corp.	3,652	79
*	Kezar Life Sciences Inc.	16,346	78
*	Orthofix Medical Inc.	2,280	78
*	Kala Pharmaceuticals Inc.	6,259	77
*	Spero Therapeutics Inc.	6,446	76
*	Gritstone Oncology Inc.	10,610	69
*	Apyx Medical Corp.	15,293	68
*	Enzo Biochem Inc.	22,920	65
*	Strongbridge Biopharma plc	19,076	65
*	Cerus Corp.	10,376	65
*	Phreesia Inc.	2,181	64
*	Molecular Templates Inc.	4,056	63
*,^	Precigen Inc.	28,491	63
*	Protagonist Therapeutics Inc.	3,603	60
*	BioCryst Pharmaceuticals Inc.	13,248	60
*	Menlo Therapeutics Inc.	24,147	58
*	TCR2 Therapeutics Inc.	5,654	57
*	Stoke Therapeutics Inc.	2,039	56
*	Black Diamond Therapeutics Inc.	1,432	56
*	Cytokinetics Inc.	2,650	55
*	Phathom Pharmaceuticals Inc.	1,236	52
*	NanoString Technologies Inc.	1,693	52

*	Lineage Cell Therapeutics Inc.	57,056	50
*	REVOLUTION Medicines Inc.	1,622	50
*	Harpoon Therapeutics Inc.	2,258	49
*	Cara Therapeutics Inc.	3,081	49
*	Turning Point Therapeutics Inc.	701	49
*	Applied Therapeutics Inc.	1,064	48
*	UNITY Biotechnology Inc.	5,859	48
*	Sutro Biopharma Inc.	4,703	47
*	Jounce Therapeutics Inc.	8,663	47
*	Verrica Pharmaceuticals Inc.	4,025	46
*	Health Catalyst Inc.	1,599	43
*	Constellation Pharmaceuticals Inc.	1,220	43
*	Castle Biosciences Inc.	1,121	43
*	SpringWorks Therapeutics Inc.	1,107	42
*	CareDx Inc.	1,306	42
*	Arcutis Biotherapeutics Inc.	1,229	41
*,^	AcelRx Pharmaceuticals Inc.	29,449	41
*	Atreca Inc.	2,055	38
*	AnaptysBio Inc.	1,985	38
*	Principia Biopharma Inc.	588	38
*	Beam Therapeutics Inc.	1,458	37
*	Personalis Inc.	3,104	37
*	American Renal Associates Holdings Inc.	5,659	35
	LeMaitre Vascular Inc.	1,280	34
*	IGM Biosciences Inc.	531	34
*	Adamas Pharmaceuticals Inc.	11,707	32
*	Assertio Holdings Inc.	32,673	32
*	Osmotica Pharmaceuticals plc	5,200	31
*	Fulcrum Therapeutics Inc.	1,542	31
*	Akero Therapeutics Inc.	1,181	30
	Utah Medical Products Inc.	293	29
*	Morphic Holding Inc.	1,399	29
*	Prevail Therapeutics Inc.	1,741	29
*	Dynavax Technologies Corp.	4,726	29
*,^	CEL-SCI Corp.	2,130	28
*	Viela Bio Inc.	578	27
*	Vir Biotechnology Inc.	768	26
*	Solid Biosciences Inc.	8,245	24
*	WaVe Life Sciences Ltd.	2,317	24
*,^	Evelo Biosciences Inc.	5,389	24
*	VBI Vaccines Inc.	10,613	23
*	Affimed NV	6,853	23
*	Pacific Biosciences of California Inc.	6,246	22
*	Cellular Biomedicine Group Inc.	1,592	22
*	Aclaris Therapeutics Inc.	15,066	21
*	Synlogic Inc.	7,736	19
*	Aprea Therapeutics Inc.	692	19
*	Oyster Point Pharma Inc.	592	17
*	Acorda Therapeutics Inc.	22,095	17
*	resTORbio Inc.	7,331	16
*	Rigel Pharmaceuticals Inc.	7,963	16
*	Enochian Biosciences Inc.	4,383	16
*	Aldeyra Therapeutics Inc.	3,145	15
	Phibro Animal Health Corp. Class A	551	14
*	PolarityTE Inc.	14,436	14
*	TransMedics Group Inc.	1,052	14
*	Cortexyme Inc.	300	14

*,^	TherapeuticsMD Inc.	12,191	14
*	Spectrum Pharmaceuticals Inc.	4,455	13
*	Satsuma Pharmaceuticals Inc.	492	13
*	NGM Biopharmaceuticals Inc.	615	12
*	Avid Bioservices Inc.	1,993	12
*	Frequency Therapeutics Inc.	605	11
*	NextCure Inc.	356	11
*	Sientra Inc.	2,840	11
*	Aduro Biotech Inc.	3,252	11
*	Alphatec Holdings Inc.	2,115	9
*	EyePoint Pharmaceuticals Inc.	10,481	9
*	ADMA Biologics Inc.	2,605	9
*	Kiniksa Pharmaceuticals Ltd. Class A	409	9
*	89bio Inc.	319	8
*	Minerva Neurosciences Inc.	2,164	8
*	Mirum Pharmaceuticals Inc.	439	7
*	CASI Pharmaceuticals Inc.	2,459	7
*	Cabaletta Bio Inc.	737	6
*	ElectroCore Inc.	6,344	6
*	Centogene NV	294	5
*	Rockwell Medical Inc.	2,197	5
*	Beyondspring Inc.	275	5
*	Eloxx Pharmaceuticals Inc.	1,314	4
*	Hookipa Pharma Inc.	401	4
*	Exagen Inc.	366	4
*	Xeris Pharmaceuticals Inc.	736	4
*	RAPT Therapeutics Inc.	204	4
*	Evofem Biosciences Inc.	673	4
*	Akorn Inc.	34,255	3
*	Cyclerion Therapeutics Inc.	570	2
*	Galera Therapeutics Inc.	157	2
*	Tela Bio Inc.	98	1
*	TransEnterix Inc.	2,317	1
*	Axcella Health Inc.	25	—
			27,280
Materials & Processing (6.2%)
	Rexnord Corp.	51,195	1,541
	Louisiana-Pacific Corp.	52,232	1,233
	Commercial Metals Co.	63,450	1,089
	Stepan Co.	9,827	955
*	BMC Stock Holdings Inc.	35,817	937
	Hecla Mining Co.	279,179	927
	Minerals Technologies Inc.	18,699	922
	Cleveland-Cliffs Inc.	161,412	843
*	Gibraltar Industries Inc.	17,326	762
*	Summit Materials Inc. Class A	50,017	760
*	Coeur Mining Inc.	127,804	735
	Carpenter Technology Corp.	25,380	593
*	Beacon Roofing Supply Inc.	23,647	582
	Boise Cascade Co.	15,943	543
	Sensient Technologies Corp.	10,759	539
*	Livent Corp.	78,750	531
	Schweitzer-Mauduit International Inc.	16,568	503
	Greif Inc. Class A	14,210	483
	Worthington Industries Inc.	16,084	481
	Trinseo SA	21,067	434
	PH Glatfelter Co.	23,931	369

	Mueller Industries Inc.	13,436	360
*	Novagold Resources Inc.	37,158	355
	Materion Corp.	6,445	338
	Griffon Corp.	19,686	331
	Mueller Water Products Inc. Class A	34,032	318
	Kaiser Aluminum Corp.	4,087	293
	HB Fuller Co.	6,961	262
*	PQ Group Holdings Inc.	20,196	253
*	Verso Corp.	17,468	251
*	Clearwater Paper Corp.	8,563	248
*	GMS Inc.	11,906	244
*	MRC Global Inc.	38,604	229
	Schnitzer Steel Industries Inc.	14,457	227
	Hawkins Inc.	5,257	225
	Quanex Building Products Corp.	17,608	218
	Tredegar Corp.	13,931	213
*	PGT Innovations Inc.	15,660	213
	Patrick Industries Inc.	4,028	209
	American Vanguard Corp.	15,464	206
*	Kraton Corp.	12,186	186
	FutureFuel Corp.	13,902	182
*	AdvanSix Inc.	14,954	177
	Tronox Holdings plc Class A	26,608	177
	Insteel Industries Inc.	9,967	176
	UFP Industries Inc.	3,624	166
*	Century Aluminum Co.	26,978	161
	Haynes International Inc.	6,643	152
*	UFP Technologies Inc.	3,267	148
	Innospec Inc.	1,783	137
	Caesarstone Ltd.	12,154	135
*	Cornerstone Building Brands Inc.	24,733	134
*	Northwest Pipe Co.	5,163	130
	Gold Resource Corp.	32,889	128
	Kronos Worldwide Inc.	12,157	119
	Orion Engineered Carbons SA	10,709	118
	US Silica Holdings Inc.	39,516	117
	Greif Inc. Class B	2,973	114
*	Unifi Inc.	7,790	107
*	Foundation Building Materials Inc.	7,797	104
	NN Inc.	22,852	102
*,^	Amyris Inc.	27,224	102
*	Ferro Corp.	8,215	99
*	Energy Fuels Inc.	53,024	91
*	Builders FirstSource Inc.	4,372	91
*	Veritiv Corp.	7,243	90
	Neenah Inc.	1,565	79
	United States Lime & Minerals Inc.	1,012	75
*	TimkenSteel Corp.	21,104	74
	PolyOne Corp.	2,794	69
*	LB Foster Co. Class A	5,206	64
*	Intrepid Potash Inc.	50,603	62
	Rayonier Advanced Materials Inc.	26,046	56
	Olympic Steel Inc.	4,852	53
	Eastern Co.	2,835	53
*	JELD-WEN Holding Inc.	3,839	52
*	Concrete Pumping Holdings Inc.	15,485	52
*	Koppers Holdings Inc.	2,873	48

*	Masonite International Corp.	706	47
	Culp Inc.	5,909	46
	Apogee Enterprises Inc.	2,105	43
*	Synalloy Corp.	4,393	41
*	BlueLinx Holdings Inc.	4,510	31
*	Armstrong Flooring Inc.	8,841	30
*	Select Interior Concepts Inc. Class A	7,876	25
	NL Industries Inc.	4,130	13
*	LSB Industries Inc.	11,094	12
	Valhi Inc.	13,501	11
*	Ryerson Holding Corp.	516	3
*	Marrone Bio Innovations Inc.	1,412	1
*,§ Ferroglobe Representation & Warranty		19,424	—
			25,238
Other (0.0%)1
*	Selectquote Inc.	245	7
*	Zentalis Pharmaceuticals Inc.	72	4
*,§ NewStar Financial Inc. CVR		6,148	2
*,§ Media General Inc. CVR		35,434	1
*	ORIC Pharmaceuticals Inc.	45	1
*	Inari Medical Inc.	24	1
			16
Producer Durables (11.7%)
*	FTI Consulting Inc.	18,214	2,194
	KBR Inc.	76,216	1,787
	UniFirst Corp.	8,143	1,464
	Kennametal Inc.	44,168	1,225
	GATX Corp.	18,847	1,182
	Werner Enterprises Inc.	24,313	1,124
	ABM Industries Inc.	35,857	1,102
	Altra Industrial Motion Corp.	34,600	1,073
	Triton International Ltd.	29,105	888
	SkyWest Inc.	26,506	850
	Barnes Group Inc.	22,258	841
*	Hub Group Inc. Class A	17,398	814
*	SPX FLOW Inc.	22,516	779
	Belden Inc.	21,006	715
*	Navistar International Corp.	26,711	671
	Matson Inc.	22,850	653
*	CBIZ Inc.	27,642	626
*	Saia Inc.	5,613	609
	Rush Enterprises Inc. Class A	14,524	604
*	Allegheny Technologies Inc.	67,499	586
	Cubic Corp.	14,188	585
*	TriMas Corp.	24,083	569
*	Sykes Enterprises Inc.	20,569	561
	Marten Transport Ltd.	21,062	539
	Watts Water Technologies Inc. Class A	6,422	534
	Encore Wire Corp.	10,921	527
	Kaman Corp.	12,840	514
*	Aerojet Rocketdyne Holdings Inc.	11,661	511
	Heartland Express Inc.	23,345	511
	Astec Industries Inc.	12,021	511
	Otter Tail Corp.	11,820	507
	Mobile Mini Inc.	15,781	506
	EnerSys	7,974	505

Deluxe Corp.	21,279	496
* Atlas Air Worldwide Holdings Inc.	12,535	490
* Huron Consulting Group Inc.	10,562	489
EMCOR Group Inc.	7,474	475
EnPro Industries Inc.	10,072	454
Hillenbrand Inc.	17,099	440
SFL Corp. Ltd.	43,503	431
Steelcase Inc. Class A	35,977	417
Scorpio Tankers Inc.	23,411	415
Granite Construction Inc.	21,464	378
Greenbrier Cos. Inc.	17,291	367
AAR Corp.	18,002	363
Lindsay Corp.	3,773	354
Standex International Corp.	6,675	353
DHT Holdings Inc.	59,357	353
Hawaiian Holdings Inc.	24,394	352
^ Nordic American Tankers Ltd.	75,222	344
* Herc Holdings Inc.	12,015	342
* Vectrus Inc.	6,093	335
* TrueBlue Inc.	20,867	323
ACCO Brands Corp.	52,049	322
ArcBest Corp.	13,929	312
International Seaways Inc.	13,517	307
AZZ Inc.	9,669	306
* Echo Global Logistics Inc.	14,415	298
Wabash National Corp.	28,649	274
Enerpac Tool Group Corp. Class A	15,272	273
Kelly Services Inc. Class A	17,691	265
* SEACOR Holdings Inc.	9,336	250
* Aegion Corp.	16,489	247
Ennis Inc.	13,808	246
Brady Corp. Class A	4,758	243
ICF International Inc.	3,686	242
McGrath RentCorp	4,145	231
* BrightView Holdings Inc.	16,783	230
Gorman-Rupp Co.	7,487	229
* Textainer Group Holdings Ltd.	27,972	229
* Tutor Perini Corp.	21,647	227
* Conduent Inc.	93,567	224
Teekay Tankers Ltd. Class A	12,673	220
* ASGN Inc.	3,399	209
* Thermon Group Holdings Inc.	12,597	202
Heidrick & Struggles International Inc.	9,020	200
Hyster-Yale Materials Handling Inc.	5,399	198
* Manitowoc Co. Inc.	18,796	176
* SPX Corp.	4,346	174
* CIRCOR International Inc.	10,610	171
* CAI International Inc.	8,887	167
Miller Industries Inc.	5,589	166
* Diamond S Shipping Inc.	14,777	162
* DXP Enterprises Inc.	8,844	156
* Ducommun Inc.	4,833	156
Triumph Group Inc.	20,203	151
Columbus McKinnon Corp.	4,855	148
* Modine Manufacturing Co.	27,030	145
* Dycom Industries Inc.	3,326	140
Terex Corp.	8,413	132

	Powell Industries Inc.	4,865	129
	Costamare Inc.	27,909	128
	Primoris Services Corp.	7,673	128
	Resources Connection Inc.	11,394	125
	HNI Corp.	4,912	125
	MTS Systems Corp.	7,081	125
	Park Aerospace Corp.	10,105	123
	CRA International Inc.	2,970	120
	Moog Inc. Class A	2,192	119
	VSE Corp.	4,428	115
*	Construction Partners Inc. Class A	6,315	112
	Pitney Bowes Inc.	46,173	109
*,^	Teekay Corp.	37,308	109
	Hurco Cos. Inc.	3,432	107
*	Titan Machinery Inc.	9,962	104
*	Spirit Airlines Inc.	7,997	103
*	Cross Country Healthcare Inc.	16,522	100
*	Sterling Construction Co. Inc.	11,030	100
*	Lydall Inc.	8,981	97
*	Dorian LPG Ltd.	11,445	94
	Rush Enterprises Inc. Class B	2,557	94
*	Covenant Transportation Group Inc. Class A	6,837	86
*	CECO Environmental Corp.	15,882	84
	Preformed Line Products Co.	1,684	84
	Ardmore Shipping Corp.	14,162	83
	Spartan Motors Inc.	4,724	81
*	Team Inc.	16,336	80
*	Overseas Shipholding Group Inc. Class A	33,971	75
*	Advanced Disposal Services Inc.	2,361	74
	REV Group Inc.	12,033	73
	Alamo Group Inc.	696	72
*	DHI Group Inc	26,533	71
	Park-Ohio Holdings Corp.	4,763	69
*	Acacia Research Corp.	25,676	66
*	Daseke Inc.	23,807	66
	Franklin Electric Co. Inc.	1,294	66
	H&E Equipment Services Inc.	3,793	65
	ESCO Technologies Inc.	782	65
*	Blue Bird Corp.	4,239	61
*	US Xpress Enterprises Inc. Class A	11,680	60
*	American Superconductor Corp.	8,062	58
	Graham Corp.	5,040	58
*	IES Holdings Inc.	2,359	55
	Federal Signal Corp.	1,841	54
*	GP Strategies Corp.	6,606	52
*	Gencor Industries Inc.	4,339	52
	Quad/Graphics Inc.	17,080	49
	Argan Inc.	1,264	47
	Scorpio Bulkers Inc.	2,466	43
*,^	Eagle Bulk Shipping Inc.	23,065	41
*	Heritage-Crystal Clean Inc.	2,404	41
	RR Donnelley & Sons Co.	36,011	39
*	Commercial Vehicle Group Inc.	15,425	39
	Genco Shipping & Trading Ltd.	7,930	37
*	StarTek Inc.	8,751	37
^	Briggs & Stratton Corp.	21,889	36
*	Vishay Precision Group Inc.	1,467	35

*	Great Lakes Dredge & Dock Corp.	3,723	34
	Titan International Inc.	26,865	33
*	Information Services Group Inc.	18,774	32
*	Mistras Group Inc.	7,815	32
	BG Staffing Inc.	3,024	32
*	Mesa Air Group Inc.	9,559	31
*	Twin Disc Inc.	5,511	30
*	Willis Lease Finance Corp.	1,429	30
	Kimball International Inc. Class B	2,664	30
*,^	YRC Worldwide Inc.	18,565	27
*	FARO Technologies Inc.	481	27
*	InnerWorkings Inc.	22,592	27
*	Safe Bulkers Inc.	25,372	26
	GasLog Ltd.	6,896	24
*	General Finance Corp.	3,185	19
	Hackett Group Inc.	1,114	15
	Knoll Inc.	1,408	15
	Luxfer Holdings plc	1,041	15
*	PAM Transportation Services Inc.	302	10
*	Charah Solutions Inc.	4,646	9
	Advanced Emissions Solutions Inc.	901	4
*	Exela Technologies Inc.	4,657	1
			47,689
Technology (10.5%)
*	Lumentum Holdings Inc.	40,265	2,952
*	Tech Data Corp.	19,082	2,600
*	Cirrus Logic Inc.	31,345	2,272
*	LiveRamp Holdings Inc.	36,076	1,819
*	Anixter International Inc.	16,368	1,567
	Perspecta Inc.	69,961	1,551
*	Cloudera Inc.	124,669	1,278
*	Synaptics Inc.	18,427	1,174
	Vishay Intertechnology Inc.	71,416	1,161
	ManTech International Corp. Class A	14,426	1,121
*	NetScout Systems Inc.	38,134	1,048
*	FormFactor Inc.	37,593	946
*	Rambus Inc.	59,273	921
*	Plexus Corp.	13,433	863
	KEMET Corp.	30,641	828
*	Diodes Inc.	16,980	826
*	II-VI Inc.	17,320	823
*	MACOM Technology Solutions Holdings Inc.	24,758	786
*	Sanmina Corp.	28,551	760
*	Avaya Holdings Corp.	51,204	748
*	Knowles Corp.	43,843	659
*	TTM Technologies Inc.	53,412	618
*	Onto Innovation Inc.	19,867	617
	Methode Electronics Inc.	19,688	617
*	Insight Enterprises Inc.	11,902	610
*	Ambarella Inc.	10,362	588
*	Amkor Technology Inc.	52,814	559
*,^	Stratasys Ltd.	27,557	492
^	Maxar Technologies Inc.	32,225	486
*	Infinera Corp.	95,618	476
*	Axcelis Technologies Inc.	17,278	464
*	3D Systems Corp.	61,662	454
*	Ultra Clean Holdings Inc.	21,174	439

	Benchmark Electronics Inc.	19,908	422
*	NETGEAR Inc.	16,058	413
*	Photronics Inc.	34,327	412
	TiVo Corp.	66,617	406
	CTS Corp.	17,414	372
*	ScanSource Inc.	13,679	337
	Cohu Inc.	21,492	324
*	Veeco Instruments Inc.	25,747	302
	Xperi Corp.	21,257	292
	ADTRAN Inc.	25,614	292
	PC Connection Inc.	6,092	264
*,^	Inseego Corp.	24,513	260
*	Harmonic Inc.	47,910	258
*	PDF Solutions Inc.	13,897	237
	Comtech Telecommunications Corp.	12,801	228
	Brooks Automation Inc.	5,375	215
*	Ichor Holdings Ltd.	9,284	211
*	SMART Global Holdings Inc.	7,267	195
*	Limelight Networks Inc.	37,211	184
*	NeoPhotonics Corp.	21,190	184
*	Kimball Electronics Inc.	12,410	176
*	Digi International Inc.	15,820	176
*	Calix Inc.	12,131	171
*	Semtech Corp.	3,090	164
*	Bandwidth Inc. Class A	1,419	157
*	DSP Group Inc.	7,693	139
*	Ribbon Communications Inc.	31,494	139
	QAD Inc. Class A	3,025	138
*	CalAmp Corp.	17,790	137
	American Software Inc. Class A	6,875	134
*	Alpha & Omega Semiconductor Ltd.	10,955	115
*	Immersion Corp.	16,748	113
*	AXT Inc.	20,797	110
*	OneSpan Inc.	5,126	104
*	Fabrinet	1,613	103
*	Diebold Nixdorf Inc.	20,441	98
*	comScore Inc.	25,838	97
*	Unisys Corp.	8,352	95
*	Applied Optoelectronics Inc.	10,408	92
*	Arlo Technologies Inc.	39,585	87
*	Verint Systems Inc.	1,874	87
*	Blucora Inc.	7,051	86
*	Schrodinger Inc.	1,232	84
*	Meet Group Inc.	13,637	84
	Daktronics Inc.	19,863	84
*	GTY Technology Holdings Inc.	20,688	78
*	KVH Industries Inc.	8,194	75
*	GSI Technology Inc.	8,853	67
*	ePlus Inc.	871	64
*	Waitr Holdings Inc.	25,146	62
*	Synchronoss Technologies Inc.	21,536	59
*	SecureWorks Corp. Class A	4,034	54
*	Rubicon Project Inc.	8,216	52
	Bel Fuse Inc. Class B	5,282	50
*	SiTime Corp.	1,545	46
*	Telenav Inc.	8,746	43
*	CEVA Inc.	983	34

*	Ping Identity Holding Corp.	1,176	33
*	Sprout Social Inc. Class A	981	27
*	Adesto Technologies Corp.	2,110	25
*	TrueCar Inc.	7,191	19
	TESSCO Technologies Inc.	3,375	18
	NVE Corp.	195	12
*	Casa Systems Inc.	1,402	6
*	Digimarc Corp.	319	6
*	Cambium Networks Corp.	850	4
*	DASAN Zhone Solutions Inc.	218	2
*	Ideanomics Inc.	1,955	1
			42,738
Utilities (7.3%)
	ONE Gas Inc.	28,103	2,360
	Portland General Electric Co.	48,246	2,273
	Black Hills Corp.	32,831	2,026
	Southwest Gas Holdings Inc.	25,932	1,970
	Spire Inc.	26,729	1,949
	PNM Resources Inc.	42,749	1,745
	New Jersey Resources Corp.	47,774	1,678
	NorthWestern Corp.	27,230	1,637
	ALLETE Inc.	27,873	1,637
	Avista Corp.	35,797	1,402
	El Paso Electric Co.	18,145	1,233
*	Iridium Communications Inc.	53,276	1,225
	South Jersey Industries Inc.	42,956	1,218
	Ormat Technologies Inc.	13,763	1,002
	Clearway Energy Inc.	42,261	926
	Northwest Natural Holding Co.	13,901	891
	MGE Energy Inc.	11,988	814
*	Cincinnati Bell Inc.	26,580	392
	Clearway Energy Inc. Class A	19,059	387
*	Vonage Holdings Corp.	39,389	379
	Unitil Corp.	7,827	377
	ATN International Inc.	5,942	353
	SJW Group	4,962	312
*	Consolidated Communications Holdings Inc.	37,862	230
	TerraForm Power Inc. Class A	12,305	226
*	Sunnova Energy International Inc.	12,210	183
	Artesian Resources Corp. Class A	4,313	151
	Consolidated Water Co. Ltd.	7,896	117
	RGC Resources Inc.	3,991	105
	Spok Holdings Inc.	10,001	103
	Middlesex Water Co.	1,360	92
*	WideOpenWest Inc.	12,831	84
*	Cadiz Inc.	7,008	78
	California Water Service Group	1,465	69
*	Atlantic Power Corp.	22,404	47
	Genie Energy Ltd. Class B	4,807	41
	York Water Co.	656	29
*	ORBCOMM Inc.	7,026	19
*,^	Pareteum Corp.	40,332	18
*	IDT Corp. Class B	2,116	13
			29,791
Total Common Stocks (Cost $481,180)			406,502

	Coupon
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
2,3 Vanguard Market Liquidity Fund	0.307%		62,975	6,298

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Cash Management Bill	0.210%	9/15/20	84	84
Total Temporary Cash Investments (Cost $6,379)				6,382
Total Investments (101.4%) (Cost $487,559)				412,884
Other Assets and Liabilities -Net (-1.4%)3,4				(5,599)
Net Assets (100%)				407,285
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,418,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $5,399,000 was received for securities on loan, of which $5,199,000 is held in Vanguard Market
Liquidity Fund and $200,000 is held in cash.
4 Securities with a value of $84,000 and cash of $92,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	18	1,254	100

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Russell 2000 Value Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearingho use is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	406,499	—	3	406,502
Temporary Cash Investments	6,298	84	—	6,382
Total	412,797	84	3	412,884
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	19	—	—	19
1 Represents variation margin on the last day of the reporting period.